Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 26 — INCOME TAXES

Income Before Income Taxes

The below table presents the jurisdictional composition of our income from continuing operations before income taxes for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
United States	$46,075,823	$38,850,318	$15,544,735
Non-US	(877,343)	(50,900,893)	4,633,359
(Loss) income from continuing operations, before income taxes	$45,198,480	$(12,050,575)	$20,178,094

Income Tax Provision

For the years ended December 31, 2025, 2024 and 2023, the current and deferred tax expense allocated to continuing operations were as follows:

	2025	2024	2023
Current:
US Federal	$6,155,323	$12,771,794	$5,663,364
US State	1,430,382	5,022,876	2,928,137
Non-US	10,209,056	3,772,288	8,632,303
Total current tax expense	17,794,761	21,566,958	17,223,804

Deferred:
US Federal	(114,007)	(3,750,091)	(863,989)
US State	129,731	(1,074,479)	(281,452)
Non-US	3,021,966	(2,919,033)	62,208
Total deferred tax expense	3,037,690	(7,743,603)	(1,083,233)

Total:
US Federal	6,041,316	9,021,703	4,799,375
US State	1,560,113	3,948,397	2,646,685
Non-US	13,231,022	853,255	8,694,511
Total provision for income taxes	$20,832,451	$13,823,355	$16,140,571

Income Tax Paid

For the years ended December 31, 2025, 2024 and 2023, the US and Non-US income tax paid was as follows:

	2025	2024	2023
US Federal	$6,600,000	$5,820,000	$4,900,000
US State and Local:
Florida	679,000	625,000	*
Georgia	*	618,618	*
Other States	1,289,252	986,652	2,357,000
Total US Income Tax Paid	8,568,252	8,030,270	7,257,000

Non-US:
China	3,463,789	4,897,239	12,217,921
Singapore	*	3,037,861	*
Other Non-US	6,058	–	–
Total Non-US Income Tax Paid	3,469,846	7,935,100	12,217,921
Total Income Tax Paid	$12,038,098	$15,965,370	$19,474,921

*	The amount of income taxes paid during the year does not meet the 5% disaggregation threshold.

Tax Rate Reconciliation

Our effective tax rate was 46.09%, (114.71)% and 79.99% for the years ended December 31, 2025, 2024 and 2023. A reconciliation between the income tax expense computed by applying the Cayman Island’s statutory income tax rate of 0% to income from continuing operations before income taxes and actual income tax expense were as follows:

	December 31, 2025		December 31, 2024		December 31, 2023
	Amount	Percent	Amount	Percent	Amount	Percent
Cayman Islands statutory income tax rate	$–	0.00%	$–	0.00%	$–	0.0%

Foreign reconciling items
Australia
Effect of rates different than statutory	(830,439)	(1.84)%	(868,483)	7.21%	(4,597,208)	(22.78)%
Change in valuation allowance	958,773	2.12%	754,550	(6.26)%	4,556,194	22.58%
Other	(128,334)	(0.28)%	113,934	(0.95)%	41,013	0.2%
Brazil
Effect of rates different than statutory	(1,700,080)	(3.76)%	(1,087,518)	9.02%	(195,695)	(0.97)%
Change in valuation allowance	1,786,766	3.95%	1,087,518	(9.02)%	195,695	0.97%
Other	(86,686)	(0.19)%	–	0.00%	22	0.00%
Canada
Effect of rates different than statutory	(4,510,980)	(9.98)%	(2,067,863)	17.16%	(88,634)	(0.44)%
Change in valuation allowance	4,389,378	9.71%	2,078,632	(17.25)%	190,127	0.94%
Other	2,876	0.01%	(10,770)	0.09%	21,466	0.11%
China
Effect of rates different than statutory	8,305,566	18.38%	5,641,659	(46.82)%	6,674,686	33.08%
Stock Compensation	696,723	1.54%	1,660,545	(13.78)%	1,594,630	7.90%
R&D Benefit	(4,938,161)	(10.93)%	(3,884,711)	32.24%	(3,521,525)	(17.45)%
Change in valuation allowance	384,304	0.85%	246,334	(2.04)%	29,606	0.15%
Other	(32,196)	(0.07)%	169,029	(1.40)%	327,305	1.62%
Hong Kong
Effect of rates different than statutory	(3,746,657)	(8.29)%	(2,604,265)	21.61%	(3,004,452)	(14.89)%
Change in valuation allowance	982,476	2.17%	611,473	(5.07)%	1,332,639	6.60%
Other	12,909	0.03%	127,135	(1.06)%	–	0.00%
Indonesia
Effect of rates different than statutory	(506,592)	(1.12)%	(547,059)	4.54%	(286,635)	(1.42)%
Change in valuation allowance	506,592	1.12%	547,059	(4.54)%	286,635	1.42%
Japan
Effect of rates different than statutory	(1,699,449)	(3.76)%	(2,252,006)	18.69%	(2,794,360)	(13.85)%
Change in valuation allowance	1,409,196	3.12%	2,064,953	(17.14)%	2,713,231	13.45%
Other	296,667	0.66%	193,339	(1.60)%	88,037	0.44%
Malaysia
Effect of rates different than statutory	(1,731,969)	(3.83)%	(748,416)	6.21%	(147,842)	(0.73)%
Change in valuation allowance	1,343,335	2.97%	748,416	(6.21)%	123,608	0.61%
Other	388,634	0.86%	–	0.00%	24,234	0.12%
	December 31, 2025		December 31, 2024		December 31, 2023
	Amount	Percent	Amount	Percent	Amount	Percent
Mexico
Effect of rates different than statutory	(899,771)	(1.99)%	(2,242,286)	18.61%	8,278	0.04%
Change in valuation allowance	(406,639)	(0.90)%	5,280,980	(43.82)%	–	0.00%
Net operating loss adjustment	1,306,410	2.89%	(3,047,167)	25.29%	–	0.00%
Netherlands
Effect of rates different than statutory	(403,733)	(0.89)%	(138,981)	1.15%	(30,980)	(0.15)%
Change in valuation allowance	378,816	0.84%	145,663	(1.21)%	30,980	0.15%
Other	24,917	0.06%	(6,682)	0.06%	–	0.00%
Singapore
Effect of rates different than statutory	8,913,127	19.72%	(3,931,725)	32.63%	3,411,957	16.91%
Change in valuation allowance	(112,184)	(0.25)%	967,651	(8.03)%	(755,125)	(3.74)%
Net operating loss adjustment	(6,054)	(0.01)%	(27,204)	0.23%	730,899	3.62%
Other	132,208	0.29%	13,865	(0.12)%	20,514	0.10%
Thailand
Effect of rates different than statutory	(1,258,993)	(2.79)%	(537,787)	4.46%	(75,854)	(0.38)%
Change in valuation allowance	1,666,654	3.69%	552,978	(4.59)%	81,640	0.40%
Other	(407,661)	(0.90)%	(15,191)	0.13%	(5,785)	(0.03)%
United Kingdom
Effect of rates different than statutory	(46,558)	(0.10)%	(413,213)	3.43%	(879,032)	(4.36)%
Rate change	(14,702)	(0.03)%	(130,488)	1.08%	(277,589)	(1.38)%
Change in valuation allowance	211,062	0.47%	461,868	(3.83)%	979,941	4.86%
Other	(149,802)	(0.33)%	81,833	(0.68)%	176,681	0.88%
United States
Effect of rates different than statutory	10,591,302	23.43%	8,527,088	(70.76)%	4,753,341	23.56%
State and local taxes, net of federal benefit (1)	1,274,317	2.82%	2,909,776	(24.15)%	2,003,421	9.93%
Stock compensation windfall	(7,329,379)	(16.22)%	–	0.00%	–	0.00%
Officer Limitation	2,968,616	6.57%	–	0.00%	–	0.00%
Change in valuation allowance	362,513	0.80%	499,262	(4.14)%	308,464	1.53%
Provision to return differences	(240,384)	(0.53)%	1,077,065	(8.94)%	379,322	1.88%

Other jurisdictions	–	0.00%	–	0.00%	(1)	0.0%

Changes in Unrecognized Tax Benefits	2,725,717	6.01%	1,822,565	(15.14)%	1,716,722	8.51%
Total	$20,832,451	46.09%	$13,823,355	(114.71)%	$16,140,571	79.99%

(1)	In 2025, state and local income taxes in California and Florida comprise the majority of the domestic state and local income taxes, net of federal benefit. In 2024, state and local income taxes in California, Florida, and Pennsylvania comprise the majority of the domestic state and local income taxes, net of federal effect category. In 2023, state and local income taxes in California, Florida, and New York City comprise the majority of the domestic state and local income taxes, net of federal effect category.

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the deferred tax assets and liabilities are as follows:

	2025	2024
Deferred tax assets
Net operating loss carryforwards	$49,864,634	$36,533,676
Compensation accruals	6,836,570	9,058,023
Lease liabilities	2,114,670	3,022,320
Other	3,741,161	1,921,076
Total deferred tax assets	62,557,035	50,535,095
Less: valuation allowance	(50,600,895)	(34,628,089)
Deferred tax assets, net of valuation allowance	11,956,140	15,907,006

Deferred tax liabilities
Right of use assets	(1,836,652)	(2,704,189)
Intangibles	(13,455,781)	(5,233,634)
Property and equipment	(682,942)	(886,939)
Total deferred tax liabilities	(15,975,375)	(8,824,762)

Net deferred tax asset	$(4,019,235)	$7,082,244

We have income tax net operating loss carryforwards related to our international operations of $197,271,636. The table below presents the expiration of our net operating losses by jurisdiction as of December 31, 2025:

Jurisdiction	Net Operating Loss Carryforwards	Expiration
Australia	$22,128,692	Indefinite
Brazil	9,154,376	Indefinite
Canada	26,538,344	2041 - 2045
Hong Kong	27,967,444	Indefinite
Japan	34,372,366	2026 - 2035
Mainland China	2,922,433	2027 - 2030
Mexico	15,662,780	2031 - 2035
Singapore	13,836,101	Indefinite
United Kingdom	8,617,299	Indefinite
United States – Federal	3,574,039	Indefinite
Others	32,497,762	*
Total	$197,271,636

*	Of the other foreign net operating loss carryforwards, $28,574,864 expires between 2027 and 2034 and $3,922,898 have an indefinite expiration term.

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2025. Such objective evidence limits the ability to consider other subjective evidence, such as our projections for future growth.

On the basis of this evaluation, as of December 31, 2025, a valuation allowance of $50,600,895 has been recorded to recognize only the portion of the deferred tax asset that is more likely than not to be realized. The net change in our valuation allowance for the year ended December 31, 2025 was an increase of $15,972,806. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as our projections for growth.

Tax on Unremitted Foreign Earnings

In general, it is our practice and intention to reinvest the earnings of our foreign subsidiaries in those operations. As of December 31, 2025, we have not made a provision for foreign withholding taxes on $404,869,725 of the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that is indefinitely reinvested. The jurisdictions to which this excess is attributable are United States and Mainland China in the amounts of $171,461,993 and $233,407,732 respectively. The estimated unrecorded amount of deferred tax liability related to investments in these foreign subsidiaries was $63,108,985 as of December 31, 2025. The jurisdictions to which the estimated unrecorded deferred tax liability is attributable are United States and Mainland China in the amounts of $51,438,598 and $11,670,387, respectively.

Unrecognized Tax Benefit

The following is a rollforward of our unrecognized tax benefits:

Total unrecognized tax benefit – January 1, 2024	$19,688,166
Increase for prior year tax positions	(26,739)
Increase for year 2024 tax positions	2,183,671
Settlements with taxing authorities	(157,542)
Total unrecognized tax benefit - December 31, 2024	21,687,556
Adjustment to prior year tax positions	(1,669)
Increase for current year tax positions	2,779,223
Settlements with taxing authorities	–
Total unrecognized tax benefit - December 31, 2025	$24,465,110

Included in the balance of unrecognized tax benefits as of December 31, 2025 are $725,232 of tax benefits that, if recognized, would affect the effective tax rate.

We recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. Related to the unrecognized tax benefits noted above, we accrued penalties of $48,503 and interest of $45,302 during 2025 and, in total, as of December 31, 2025, recognized a liability for penalties of $161,793 and interest of $114,861. During 2024, we accrued penalties and interest of $21,148 and $36,253, respectively, and had recognized, in total, a liability for penalty and interest of $113,290 and $69,559, respectively.

We are subject to taxation in the various foreign jurisdictions. The table below outlines the open tax years of the material jurisdictions.

Material Jurisdictions	Open Years
Australia	2021-2025
Brazil	2023-2025
Canada	2021-2025
Hong Kong	2018-2025
Indonesia	2023-2025
Japan	2015-2025
Mainland China	2022-2025
Malaysia	2022-2025
Mexico	2023-2025
Netherlands	2022-2025
Singapore	2022-2025
Thailand	2022-2025
United Kingdom	2021-2025
United States	2022-2025